Operating Segment and Geographical Information - Reconciliation of Reportable Segment Assets and Liabilities (Details) - HKD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Assets
Current assets	$ 185,147	$ 187,284
Intangible asset	438	438
Total assets	185,645	188,145
Liabilities
Tax liabilities	10,186	9,407
Total liabilities	11,755	10,748
Continuing Operations [Member] | Reportable Geographical Components [Member]
Assets
Current assets	185,147	187,284
Non-current financial assets	60	423
Consolidated total assets before intangible asset	185,207	187,707
Intangible asset	438	438
Total assets	185,645	188,145
Liabilities
Liabilities excluding tax liabilities	1,569	1,341
Tax liabilities	10,186	9,407
Total liabilities	$ 11,755	$ 10,748